Schedule of valuation of the Promissory note - related party (Details) - $ / shares	Mar. 24, 2025	Mar. 06, 2025
Disclosure of transactions between related parties [abstract]
Closing stock price	$ 12.00	$ 12.00
Expected time to liquidity	3 months 25 days	4 months 13 days
Risk free rate	4.31%	4.31%
Volatility	29.60%	27.70%